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                                                                JOHN M. RICHARDS
                                                                SENIOR COUNSEL

MetLife Investors USA Insurance Company
5 Park Plaza, Suite 1900
Irvine, CA 92614

                                  March 8, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.   20549

         Re:  MetLife Investors USA Separate Account A
              File No. 811-03365
              ----------------------------------------

Commissioners:

The Annual Reports dated December 31, 2010 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of MetLife Investors USA Separate Account A of MetLife Investors USA Insurance Company pursuant to Rule 30b2-1 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual Reports for certain portfolios of The Alger Portfolios are incorporated by reference as filed on Form N-CSR, CIK No. 0000832566, File No. 811-05550.

The Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 002-86838.

The Annual Reports for certain series of DWS Variable Series II portfolios are incorporated by reference as filed on Form N-CSR, CIK No. 0000810573, File No. 811-05002.

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MetLife Investors USA Separate Account A
File No. 811-03365 - Page 2

The Annual Reports for certain portfolios of Federated Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000912577, File No. 811-08042.

The Annual Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583.

The Annual Reports for certain series of Janus Aspen Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736.

The Annual Reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No 811-21128.

The Annual Reports for certain portfolios of Legg Mason Partners Variable Income Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No 811-06310.

The Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual Reports for certain series of MFS Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326.

The Annual Reports for certain series of Neuberger Berman Equity Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000044402, File No. 811-00582.

The Annual Reports for certain series of Oppenheimer Variable Account Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000752737, File No. 811-04108.

The Annual Reports for certain portfolios of Pioneer Variable Contracts Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000930709, File No. 811-08786.

The Annual Report of T. Rowe Price Growth Stock Fund, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0000080257, File No. 811-00579.

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MetLife Investors USA Separate Account A
File No. 811-03365 - Page 3

The Annual Reports for certain series of T. Rowe Price International Funds, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000313212, File No. 811-02958.

The Annual Report of T. Rowe Price Prime Reserve Fund, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0000316968, File No. 811-02603.

The Annual Reports for certain portfolios of The Universal Institutional Funds, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001011378, File No. 811-07607.

The Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The Annual Reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511.

The Annual Reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205.

                                             Sincerely,


                                             /s/ John M. Richards
                                             -----------------------------------
                                             John M. Richards
                                             Senior Counsel
                                             Metropolitan Life Insurance Company